SUMMARY OF CHANGES IN COMMON SHARE PURCHASE WARRANTS (Details) (Parenthetical)	Jan. 13, 2021 Days $ / shares shares	Apr. 30, 2022 $ / shares	Nov. 03, 2021 $ / shares	Oct. 31, 2021 $ / shares	Oct. 31, 2020 $ / shares
Equity [Abstract]
Class of warrant or right outstanding | shares	3,643,791
Common stock par or stated value per share | (per share)	$ 0.30	$ 0.001	$ 0.65	$ 0.001	$ 0.001
Number of minimum consecutive trading days | Days	10
Maturity date, description	extending the expiry date from January 17, 2021 to August 31, 2021